Capital and financial risk management - Credit risk management (Details) - GBP (£) £ in Millions	24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents and third-party financial derivatives | Impairment
Disclosure of risk management strategy related to hedge accounting [line items]
Expected credit losses during the year	£ 0
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	2,380	£ 2,777
Credit risk | BNP Paribas
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	316
Credit risk | HSBC Group
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	£ 273	342
Credit risk | Citibank Group
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk		£ 158